Combined Statements of Changes in Equity - USD ($) $ in Millions	Total	Net Parent Investment	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2020	$ 12,714	$ 12,644	$ 70
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,460	1,460
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	(280)		(280)
Defined benefit pension	10		10
Total other comprehensive income (loss), net of tax	(270)		(270)
Net transfers to 3M	(1,845)	(1,845)
Ending balance at Dec. 31, 2021	12,059	12,259	(200)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,343	1,343
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	(331)		(331)
Defined benefit pension	34		34
Total other comprehensive income (loss), net of tax	(297)		(297)
Net transfers to 3M	(1,363)	(1,363)
Ending balance at Dec. 31, 2022	11,742	12,239	(497)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,074	1,074
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	(44)		(44)
Defined benefit pension	0
Total other comprehensive income (loss), net of tax	(44)		(44)
Net transfers to 3M	(1,190)	(1,190)
Ending balance at Sep. 30, 2023	11,582	12,123	(541)
Beginning balance at Dec. 31, 2022	11,742	12,239	(497)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,346	1,346
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	157		157
Defined benefit pension	(33)		(33)
Total other comprehensive income (loss), net of tax	124		124
Net transfers to 3M	(1,546)	(1,582)	36
Ending balance at Dec. 31, 2023	11,666	12,003	(337)
Beginning balance at Jun. 30, 2023	11,729	12,136	(407)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	460	460
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	(134)		(134)
Defined benefit pension	0
Total other comprehensive income (loss), net of tax	(134)		(134)
Net transfers to 3M	(473)	(473)
Ending balance at Sep. 30, 2023	11,582	12,123	(541)
Beginning balance at Dec. 31, 2023	11,666	12,003	(337)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	448	237
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	94		94
Defined benefit pension	20		20
Total other comprehensive income (loss), net of tax	104		104
Net transfers to 3M	(9,107)	(8,575)	(532)
Ending balance at Sep. 30, 2024	3,192	0	(765)
Beginning balance at Jun. 30, 2024	2,867	0	(943)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	122	0
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	179		179
Defined benefit pension	10		10
Total other comprehensive income (loss), net of tax	178		178
Net transfers to 3M	0	0
Ending balance at Sep. 30, 2024	$ 3,192	$ 0	$ (765)